Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
MoboTap [Member]
Business Acquisition [Line Items]
Allocation of Consideration of Assets Acquired and Liabilities Assumed

As of July 31, 2014 (in thousands)
Cash consideration	$90,830

Repurchase option	793
Identifiable intangible assets acquired	27,000
Goodwill	113,040
Other assets	6,714
Put option	(298)
Liabilities assumed	(2,995)
Non-controlling interest	(53,424)

Total	$90,830

RaidCall [Member]
Business Acquisition [Line Items]
Allocation of Consideration of Assets Acquired and Liabilities Assumed

As of December 24, 2013 (in thousands)
Cash Consideration	$47,627

Tangible assets	20,016
Identifiable intangible assets acquired	17,888
Goodwill	33,740
Fair value of non-controlling interest	(17,172)
Liabilities assumed	(6,845)

Total	$47,627